SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

September 30, 2026	Drones	Corporate	Total
Sales of goods	$6,404,839	$-	$6,404,839
Provision of services	620,176	-	620,176
Total revenue	7,025,015	-	7,025,015
Segment loss	9,696,333	15,972,050	25,668,383
Finance and other costs	2,859,730	-	2,859,730
Depreciation	459,212	2,146	461,358
Amortization	5,417	-	5,417
Change in fair value of derivative liability	-	982,093	982,093
Loss on write down of inventory	516,112	-	516,112
Net loss for the period	$13,536,804	$16,956,289	$30,493,093

September 30, 2025	Drones	Corporate	Total
Sales of goods	$5,065,682	$-	$5,065,682
Provision of services	753,281	-	753,281
Total revenue	5,818,963	-	5,818,963
Segment loss	4,873,571	$9,606,914	14,480,485
Finance and other costs	403,392	7,102	410,494
Depreciation	226,771	7,632	234,403
Amortization	6,771	-	6,771
Change in fair value of derivative liability	-	(1,860,107)	(1,860,107)
Loss on write-off of notes receivable	-	69,646	69,646
Loss on write down of inventory	15,091	-	15,091
Net loss for the period	$5,525,596	$7,831,187	$13,356,783

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic revenue is measured by aggregating sales based on the location of the customer.

	September 30, 2026	December 31, 2025
Non-current assets
Canada	$3,802,615	$980,758
United States	3,802,964	548,473
	$7,605,579	$1,529,231

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Revenue
Canada	$1,615,558	$1,852,720	$5,683,259	$4,925,912
United States	432,867	303,273	1,341,756	893,051
	$2,048,425	$2,155,993	$7,025,015	$5,818,963